DECS TRUST





Annual Report
December 31, 1998







Trustees
  Donald J. Puglisi, Managing Trustee
  William R. Latham III
  James B. O'Neill



Administrator, Custodian, Transfer Agent and Paying Agent
  The Bank of New York
  101 Barclay Street
  New York, New York 10286

DECS TRUST

Summary Information
--------------------------------------------------------------------------------

Each of the DECS issued by the DECS Trust represents the right to receive an annual distribution of $2.008, and will be exchanged on August 15, 2000 (the "Exchange Date") for between 0.8333 and 1.0 shares of common stock, without par value ("Common Stock"), of DIMON Incorporated, a Virginia corporation (the "Company"), or an equivalent value in cash or cash and Common Stock. The DECS are designed to provide investors with a higher yield than the dividend yield paid on the Common Stock, while also providing the opportunity for investors to share in the appreciation, if any, of the Common Stock above a threshold appreciation price. The DECS are not subject to redemption prior to the Exchange Date.

The Trust was established to purchase and hold a portfolio of stripped U.S. Treasury securities maturing on a quarterly basis through August 15, 2000, and forward purchase contracts with certain shareholders of the Company (the "Sellers"). The trustees of the Trust do not have the power to vary the investments held by the Trust. The Trust's investment objective is to provide each holder of DECS with a quarterly distribution of $0.502 per DECS, payable on each February 15, May 15, August 15 and November 15, through August 15, 2000, and, on August 15, 2000, a number of shares of Common Stock of the Company per DECS (or, if some or all of the Sellers exercise their cash settlement option in the forward purchase contracts, the cash equivalent of such shares or a combination of Common Stock and cash) computed as follows: if the Exchange Price (as defined below) is equal to or greater than $28.35, holders of DECS will receive 0.8333 shares of Common Stock per DECS; if the Exchange Price is less than $28.35 but equal to or greater than $23.625, holders of DECS will receive a fraction of a share of Common Stock per DECS having a value (determined at the Exchange Price) equal to $23.625; and if the Exchange Price is less than $23.625, holders of DECS will receive one share of Common Stock per DECS, subject in each case to adjustment in certain events. Upon any distribution of Common Stock of the Company, holders of DECS will receive the number of whole shares of Common Stock of the Company to which their DECS entitle them and cash in lieu of any remaining fractional share. The "Exchange Price" is the average closing price per share of Common Stock the Company on the New York Stock Exchange (or if the Common Stock is not then listed on the NYSE, on its principal trading market) for the 20 trading days immediately prior to, but not including, August 15, 2000.

DECS TRUST

TABLE OF CONTENTS
--------------------------------------------------------------------------------


                                                                           Page
                                                                           ----

INDEPENDENT AUDITORS' REPORT                                                1

FINANCIAL STATEMENTS FOR THE FISCAL YEAR ENDED
  DECEMBER 31, 1998:

  Statement of Assets and Liabilities                                       2

  Schedule of Investments                                                   3

  Statement of Operations                                                   4

  Statement of Changes in Net Assets                                        5

  Notes to Financial Statements                                            6-8

  Financial Highlights                                                     9-10

DELOITTE &
  TOUCHE
----------          ------------------------------------------------------------
                    Deloitte & Touche LLP              Telephone: (212) 436-2000
                    Two World Financial Center         Facsimile: (212) 436-5000
                    New York, New York 10281-1414



INDEPENDENT AUDITORS' REPORT


To the Board of Trustees and Shareholders,
DECS Trust:

We have audited the accompanying statement of assets and liabilities, including the schedule of investments, of DECS Trust as of December 31, 1998, the related statements of operations, changes in net assets and the financial highlights for the year ended December 31, 1998 and the period October 1, 1997 (commencement of operations) to December 31, 1997. These financial statements and the financial highlights are the responsibility of the Trust's management. Our responsibility is to express an opinion on these financial statements and the financial highlights based on our audit.

We conducted our audit in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and the financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at December 31, 1998 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audit provides a reasonable basis for our opinion.

In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of DECS Trust as of December 31, 1998, the results of its operations, the changes in its net assets, and the financial highlights for the respective stated periods in conformity with generally accepted accounting principles.


/s/ Deloitte & Touche LLP

July 8, 1999


---------------
Deloitte Touche
Tohmatsu
---------------

DECS TRUST

STATEMENT OF ASSETS AND LIABILITIES
DECEMBER 31, 1998
--------------------------------------------------------------------------------------------

ASSETS:
  Investments, at value (amortized cost $79,275,661)
    (Notes 2, 4 and 8)                                                          $ 32,684,592
  Cash                                                                                 4,920
                                                                                ------------

       Total assets                                                               32,689,512
                                                                                ------------

NET ASSETS                                                                      $ 32,689,512
                                                                                ============

COMPOSITION OF NET ASSETS:
  DECS, no par value; 3,484,104 shares issued and outstanding (Note 9)          $ 72,314,406
  Unrealized net appreciation of investments                                     (40,434,758)
  Undistributed net investment income                                                809,864
                                                                                ------------

NET ASSETS                                                                      $ 32,689,512
                                                                                ============

NET ASSETS VALUE PER DECS                                                       $       9.38
                                                                                ============


See notes to financial statements.

DECS TRUST

SCHEDULE OF INVESTMENTS
DECEMBER 31, 1998
-----------------------------------------------------------------------------------------------------------

                                                       Par         Maturity        Market         Amortized
Securities Description                                Value          Date          Value             Cost
----------------------                                -----          ----          -----             ----


UNITED STATES GOVERNMENT
  SECURITIES:
  United States Treasury Strips                  $  1,750,000      02/15/99    $  1,740,638     $  1,737,541
  United States Treasury Strips                     1,750,000      05/15/99       1,720,915        1,713,263
  United States Treasury Strips                     1,750,000      08/15/99       1,701,595        1,688,487
  United States Treasury Strips                     1,750,000      11/15/99       1,682,512        1,663,798
  United States Treasury Strips                     1,750,000      02/15/00       1,663,584        1,639,386
  United States Treasury Strips                     1,750,000      05/15/00       1,644,588        1,616,051
  United States Treasury Strips                     1,750,000      08/15/00       1,626,136        1,591,550
                                                 ------------                  ------------     ------------

                                                 $ 12,250,000                    11,779,968       11,650,076
                                                 ============

FORWARD PURCHASE
  CONTRACTS:
  DIMON Incorporated Common Stock
  Forward purchase agreement                                       08/15/00      20,904,624       61,469,274
                                                                               ------------     ------------

TOTAL                                                                          $ 32,684,592     $ 73,119,350
                                                                               ============     ============


See notes to financial statements.

DECS TRUST

STATEMENT OF OPERATIONS
FOR THE YEAR ENDED DECEMBER 31, 1998
---------------------------------------------------------------------------------------------------


ACCRETION OF ORIGINAL ISSUE DISCOUNT                                                  $     843,688

EXPENSES:
  Administrative fees and expenses                                    $   39,976
  Legal fees                                                              15,643
  Accounting fees                                                         17,728
  Printing and mailing expense                                            15,643
  Trustees fees (Note 5)                                                  12,515
  Other expenses                                                             333
                                                                      ----------

       Total fees and expenses                                           101,838

EXPENSE REIMBURSEMENT (Note 7)                                          (101,838)
                                                                      ----------

       Total expenses - net                                                                    -
                                                                                      -------------

NET INVESTMENT INCOME                                                                       843,688

NET CHANGE IN UNREALIZED APPRECIATION OF INVESTMENTS                                    (55,905,185)
                                                                                      -------------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS                                  $ (55,061,497)
                                                                                      =============



See notes to financial statements.

DECS TRUST

STATEMENT OF CHANGES IN NET ASSETS
FOR THE YEAR ENDED DECEMBER  31, 1998 AND THE PERIOD OCTOBER 1, 1997
(COMMENCEMENT OF OPERATIONS) TO DECEMBER 31, 1997
-----------------------------------------------------------------------------------------------------------------------


                                                                                                       October 1, 1997
                                                                                                        (Commencement
                                                                                  Year Ended          of Operations) to
                                                                                 December 31,             December 31,
                                                                                     1998                     1997
                                                                                     ----                     ----

OPERATIONS:
  Net investment income                                                         $     843,688           $     255,618
  Net change in unrealized appreciation of investments                            (55,905,185)             15,470,427
                                                                                -------------           -------------

          Net (decrease) increase in net assets from operations                   (55,061,497)             15,726,045

DISTRIBUTIONS:
  Net investment income                                                              (283,927)                 (5,515)
  Return of capital                                                                (6,712,153)               (849,484)
                                                                                -------------           -------------

          Net decrease in net assets from distributions                            (6,996,080)               (854,999)
                                                                                -------------           -------------

INCREASE IN NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS (Note 9):
  Gross proceeds from the sale of 3,479,871 DECS                                         -                 82,211,952
  Less selling commissions                                                               -                 (2,435,909)
                                                                                -------------           -------------

          Net increase in net assets from capital share transactions                     -                 79,776,043
                                                                                -------------           -------------


TOTAL (DECREASE) INCREASE IN
  NET ASSETS FOR THE PERIOD                                                       (62,057,577)             94,647,089

NET ASSETS, BEGINNING OF PERIOD                                                    94,747,089                 100,000
                                                                                -------------           -------------

NET ASSETS, END OF PERIOD                                                       $  32,689,512           $  94,747,089
                                                                                =============           =============


See notes to financial statements.

DECS TRUST

NOTES TO FINANCIAL STATEMENTS
--------------------------------------------------------------------------------

1.   ORGANIZATION

     DECS Trust ("Trust") was established on November 21, 1995 and is registered as a non-diversified, closed-end management investment company under the Investment Company Act of 1940 (the "Act"). In September 1997, the Trust sold DECS (each, a "DECS") to the public pursuant to a Registration Statement on Form N-2 under the Securities Act of 1933 and the Act. The Trust used the proceeds to purchase a portfolio comprised of stripped U.S. Treasury securities, and forward purchase contracts for shares of common stock of DIMON Incorporated, ("DIMON") with certain shareholders of DIMON (the "Sellers"). The stock is deliverable pursuant to the contracts on August 15, 2000 and the Trust will thereafter terminate.

     Pursuant to the Administration Agreement between the Trust and the Bank of New York (the "Administrator"), the Trustees have delegated to the Administrator the administrative duties with respect to the Trust.

2.   SIGNIFICANT ACCOUNTING POLICIES

     The following is a summary of the significant accounting policies followed by the Trust, which are in conformity with the generally accepted accounting principles.

     VALUATION OF INVESTMENTS - The U.S. Treasury Strips are valued at the mean of the bid and ask price at the close of the period. Amortized cost is calculated on a basis which approximates the effective interest method. The forward purchase contract is valued at the mean of the bid prices received by the Trust at the end of each period from an independent broker-dealer firm unaffiliated with the Trust who are in the business of making bids on financial instruments similar to the contracts and with terms comparable thereto.

     INVESTMENT TRANSACTIONS - Securities transactions are accounted for as of the date the securities are purchased and sold (trade date). Interest income (including amortization of discount) is recognized on the accrual basis. Realized gains and losses are accounted for on the specific identification method.

     USE OF ESTIMATES - The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amount of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

3.   DISTRIBUTIONS

     DECS holders are entitled to receive distributions from the maturity of U.S. Treasury Strips of $2.008 per annum or $.502 per quarter (except for the first distribution on November 15, 1997 which was $.2454).

4.   PURCHASES AND SALES OF INVESTMENTS

     Purchases and maturities of U.S. Treasury Strips for the period ended December 31, 1997 totaled $18,406,769 and $856,000, respectively. Maturities for the year ended December 31, 1998 totaled $7,000,000. There were no sales of such investments during the fiscal periods ended December 31, 1997 and 1998. Purchases of the forward purchase contracts during the period totaled $61,469,274.

5.   TRUSTEES FEES

     Each of the three Trustees were paid a one-time, up-front fee of $10,800 for the services during the life of the Trust. In addition, the Managing Trustee was paid an additional one-time, up-front fee of $3,600 for serving in such capacity. The total fees paid to the Trustees of $36,000 are being expensed over the life of the Trust. As of December 31, 1998, the Trust had expensed $15,669 of such fees.

6.   INCOME TAXES

     The Trust is not an association taxable as a corporation for Federal income tax purposes; accordingly, no provision is required for such taxes.

     As of December 31, 1998, net unrealized depreciation of investments aggregated $40,434,758, consisting of gross unrealized appreciation and depreciation $129,892 and ($40,564,650), respectively. The amortized cost of investment securities for Federal income tax purposes was $73,115,350 at December 31, 1998.

7.   EXPENSES

     The estimated expenses to be incurred by the Trust in connection with the offering of the DECS and its ongoing operations are $373,958. Of this amount, $81,000 represents offering expenses ($71,000) and organizational expenses ($10,000) incurred by the Trust. All of these expenses are being paid directly by the Sponsor of the Trust and the Sellers. The remaining amount of $292,958 represents a prepayment of estimated administrative and other operating expenses. Such amount was paid to the Administrator by the Sponsor. Expenses incurred in excess of this amount will be paid by the Sellers.

     Cash received by the Administrator from the Sponsor of $292,958 for the payment of administrative and related operating expenses of the Trust has not been included in the Trust's financial statements since the amount does not represent Trust property. At December 31, 1998, $106,832 had been paid by the Administrator for current and prepaid administrative and related operating expenses. All administrative and related operating expenses incurred by the Trust are reflected in the Trust's financial statements net of amounts reimbursed.

8.   FORWARD PURCHASE CONTRACTS

     On October 1, 1997, the Trust entered into forward purchase contracts with certain shareholders of DIMON (the "Sellers") and paid to the Sellers $61,469,274 in connection therewith. Pursuant to such contracts, the Sellers are obligated to deliver to the Trust a specified number of shares of common stock on August 15, 2000 (the "Exchange Date") so as to permit the holders of the DECS to exchange on the Exchange Date each of their DECS for between 0.8333 and 1.00 shares of common stock. See the Trust's original prospectus dated September 25, 1997 for the formula upon which such exchange will be determined.

     The forward purchase contracts held by the Trust at December 31, 1998 are as follows:

                                  Exchange      Cost of        Contract       Unrealized
                                    Date       Contract          Value       Depreciation
                                    ----       --------          -----       ------------

DIMON Incorporated
Common Stock Forward
Purchase Agreement                 8/15/00   $ 61,469,274    $ 20,904,624    $ 40,564,650
                                             ============    ============    ============

     The Sellers' obligations under the forward purchase contract are collateralized by shares of Dimon common stock which are being held in the custody of the Trust's Custodian, The Bank of New York. At December 31, 1997, the Custodian held 3,484,104 shares with an aggregate value of $25,913,024.

9.   CAPITAL SHARE TRANSACTIONS

     On September 9, 1997, one DECS was sold to the Sponsor of the trust for $100,000. As a result of a stock split effective immediately prior to the public offering of the DECS, this DECS was converted into 4,233 DECS. During the offering period, the Trust sold 3,479,871 DECS to the public and received net proceeds of $79,776,043 ($82,211,952 less sales commissions of $2,435,909). As of December 31, 1998, there were 3,484,104 DECS issued and outstanding with an aggregate cost, net of return of capital and sales commissions of $72,314,406.

                                     ******

DECS TRUST

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND THE PERIOD OCTOBER 1, 1997 (COMMENCEMENT OF OPERATIONS) TO december 31, 1997
--------------------------------------------------------------------------------

The Trust's financial highlights are presented below. The per share operating performance date is designed to allow investors to trace the operating performance, on a per share basis, from the Trust's beginning net asset value to the ending net asset value so that they can understand what effect the individual items have on their investment assuming it was held throughout the period. Generally, the per share amounts are derived by converting the actual dollar amounts incurred for each item as disclosed in the financial statements to their equivalent per share amounts.

The total return based on market value measures the Trust's performance assuming investors purchased shares at market value as of the beginning of the period, reinvested dividends and other distributions at market value, and then sold their shares at the market value per share on the last day of the period. The total return computations do not reflect any sales charges investors may incur in purchasing or selling shares of the Trust. The total return for period of less than one year is not annualized.

                                                                            October 1,
                                                                              1997
                                                                          (Commencement
                                                          Year Ended     of Operations to)
                                                          December 31,      December 31,
                                                             1998              1997
                                                             ----              ----

PER SHARE OPERATING PERFORMANCE
  FOR A DECS OUTSTANDING THROUGHOUT
  THE PERIOD:
  Investment income                                       $    0.24         $    0.07
  Expenses - before reimbursement                              0.00 +            0.00 +
  Expenses - net of reimbursement                              0.00              0.00
                                                          ---------         ---------
  Investment income - net                                      0.24              0.07

Adjustments to capital (sales commissions)                     0.00             (0.70)
Distribution from income                                      (0.08)             0.00   +
Return of capital                                             (1.93)            (0.24)
Unrealized gain on investments                               (16.04)             4.44
                                                          ---------         ---------

     Net (decrease) increase in net asset value              (17.81)             3.57

BEGINNING NET ASSET VALUE                                     27.19             23.62
                                                          ---------         ---------

ENDING NET ASSET VALUE                                    $    9.38         $   27.19
                                                          =========         =========

ENDING MARKET VALUE                                       $    9.38         $   25.75
                                                          =========         =========


                                                                            (Continued)

DECS TRUST

FINANCIAL HIGHLIGHTS
FOR THE YEAR ENDED DECEMBER 31, 1998 AND THE PERIOD OCTOBER 1, 1997 (COMMENCEMENT OF OPERATIONS) T0 DECEMBER 31, 1997
--------------------------------------------------------------------------------


                                                                                        October 1,
                                                                                           1997
                                                                                      (Commencement
                                                                  Year Ended        of Operations to)
                                                                 December 31,          December 31,
                                                                     1998                  1997
                                                                     ----                  ----

TOTAL INVESTMENT RETURN BASED ON
  MARKET VALUE                                                     (63.57)%               10.06 %

RATIOS/SUPPLEMENTAL DATA
  Ratio of expenses to average net assets:
    Before reimbursement                                             0.17 %                0.12 %   (1)
    After reimbursement                                              0.00 %                0.00 %   (1)

  Ratio of net investment income to average net assets:
    Before reimbursement                                             1.16 %                1.05 %   (1)
    After reimbursement                                              1.32 %                1.17 %   (1)

  Net assets, end of period (in thousands)                       $ 32,690              $ 94,747

(1) Annualized

+ Amount is less than $0.01 per share                                                  (Concluded)